Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover Page [Abstract]
Entity Registrant Name	ParcelPal Technology Inc.
Entity Central Index Key	0001819074
Document Type	20-F
Amendment Flag	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	102,953,973
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false